KEELEY FUNDS, INC.

111 West Jackson Blvd.

Suite 810

Chicago, IL 60604

January 31, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Keeley Funds, Inc. (the “Company”) certifies that:

1.	the form of prospectus and statement of additional information for the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Company’s registration statement on Form N-1A; and

2.	the text of the most recent post-effective amendment to the Company’s registration statement was filed electronically with the Commission via EDGAR on January 27, 2017.

Very truly yours,

KEELEY FUNDS, INC.

By:	/s/ Robert M. Kurinsky
Robert M. Kurinsky
Secretary